Label		Element	Value
WHV International Equity Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	WHV International Equity Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The WHV International Equity Fund (the "International Equity Fund" or the "Fund") seeks to achieve long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold Class A, Class C and Class I shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled "Purchase of Shares" on page 13 of the Fund's prospectus.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7.76% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	7.76%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class A shares, Class C shares and Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]		rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund normally invests in a combination of equity securities of foreign (i.e., non-U.S.) companies with a suitable potential for earnings growth. The portfolio manager uses a top-down approach to first identify those sectors and industries that he deems to be favorable for investment, rather than initially focusing on the particular country of origin of an issuer. After selecting sectors where the portfolio manager believes demand will exceed supply over time, he then focuses on individual industries, countries and securities. The Fund may focus its investments in specific sectors or industries and may not have exposure to all economic sectors. Securities are selected based on their potential for long-term earnings growth. The portfolio manager typically constructs a portfolio of securities he believes exhibits strong earnings and growth momentum and has exceeded the expectations of securities analysts. The Fund normally invests its assets in equity securities of larger non-U.S. companies located in countries with developed markets, but may also invest in companies domiciled in emerging markets.

The portfolio manager may sell a portfolio security if he believes the fundamentals of the sector, industry, region, country or issuer are deteriorating; deems that the security has become overvalued; develops concerns about the accounting practices or management of the issuer; or determines that better investment opportunities are available.

Risk [Heading]		rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return. It is possible to lose money by investing in the Fund.

•  Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•  Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

•  Foreign Securities Risk: The risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund's investments to decline.

•  Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques and the Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•  Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•  Sector Risk: The Fund may focus its investments from time to time in a limited number of economic sectors. The Fund may not have exposure to all economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

•  Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

Risk Lose Money [Text]		rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The bar chart and the performance table illustrate the risks and volatility of an investment in Class I shares of the Fund for the past six calendar years and show how the average annual total returns for one year, three years, five years and since inception, before and after taxes, compare with those of the MSCI EAFE Index (Europe, Australasia, Far East), a broad measure of market performance. The front-end sales charge on Class A shares is not reflected in the bar chart or calendar year-to-date returns; if the front-end sales charge was reflected; returns would be less than shown Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.whv.com or by calling the Fund toll-free at (888) 948-4685.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table illustrate the risks and volatility of an investment in Class I shares of the Fund for the past six calendar years and show how the average annual total returns for one year, three years, five years and since inception, before and after taxes, compare with those of the MSCI EAFE Index (Europe, Australasia, Far East), a broad measure of market performance.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	(888) 948-4685
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.whv.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Class I Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The front-end sales charge on Class A shares is not reflected in the bar chart or calendar year-to-date returns; if the front-end sales charge was reflected; returns would be less than shown Total returns would have been lower had certain fees and expenses not been waived or reimbursed.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year-to-Date Total Return as of June 30, 2015: -3.50% During the periods shown in the chart:
Best Quarter	Worst Quarter
33.72%	-24.86%
(June 30, 2009)	(September 30, 2011)

Year to Date Return, Label		rr_YearToDateReturnLabel	Calendar Year-to-Date Total Return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(3.50%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	33.72%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(24.86%)
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares only; after-tax returns for Class A and Class C shares will vary.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	The "Class I Shares Return After Taxes on Distributions and Sale of Shares" is higher than the "Class I Shares Return Before Taxes" and the "Class I Shares Return After Taxes on Distributions" because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares only; after-tax returns for Class A and Class C shares will vary. The "Class I Shares Return After Taxes on Distributions and Sale of Shares" is higher than the "Class I Shares Return Before Taxes" and the "Class I Shares Return After Taxes on Distributions" because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods.

Caption		rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2014
WHV International Equity Fund | MSCI EAFE (Gross) Index Class I Shares Comparison (reflects no deductions for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year	[1]	rr_AverageAnnualReturnYear01	(4.48%)
Average Annual Returns, 5 Years	[1]	rr_AverageAnnualReturnYear05	5.81%
Average Annual Returns, Since Inception	[1]	rr_AverageAnnualReturnSinceInception	9.98%
Average Annual Returns, Inception Date	[1]	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2008
WHV International Equity Fund | MSCI EAFE (Gross) Index Class A Shares Comparison (reflects no deductions for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year	[1]	rr_AverageAnnualReturnYear01	(4.48%)
Average Annual Returns, 5 Years	[1]	rr_AverageAnnualReturnYear05	5.81%
Average Annual Returns, Since Inception	[1]	rr_AverageAnnualReturnSinceInception	7.57%
Average Annual Returns, Inception Date	[1]	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2009
WHV International Equity Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	[2]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee		rr_RedemptionFeeOverRedemption	none
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	[3]	rr_ExpensesOverAssets	1.45%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission.
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	714
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,007
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,322
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,210
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	(9.82%)
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	2.59%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	5.50%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 31, 2009
WHV International Equity Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	[2]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee		rr_RedemptionFeeOverRedemption	none
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	[3]	rr_ExpensesOverAssets	2.20%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	A 1.00% CDSC will be assessed when Class C shares are redeemed within 12 months after initial purchase; however, the CDSD shall not apply to those purchases of Class C shares where the selling broker dealer was not paid a commission at the time of purchase.
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 324
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	688
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,180
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,534
WHV International Equity Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)		rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee		rr_RedemptionFeeOverRedemption	none
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	[3]	rr_ExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	381
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	660
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,455
Annual Return 2009		rr_AnnualReturn2009	69.68%
Annual Return 2010		rr_AnnualReturn2010	16.35%
Annual Return 2011		rr_AnnualReturn2011	(14.73%)
Annual Return 2012		rr_AnnualReturn2012	12.16%
Annual Return 2013		rr_AnnualReturn2013	14.45%
Annual Return 2014		rr_AnnualReturn2014	(9.59%)
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	(9.59%)
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	2.86%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	12.74%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 19, 2008
WHV International Equity Fund | Class I | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	(9.68%)
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	2.82%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	12.70%
WHV International Equity Fund | Class I | After Taxes on Distributions and Sale of Shares
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	(5.10%)
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	2.31%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	10.42%

[1]	The MSCI EAFE (Gross) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada.
[2]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission. A 1.00% CDSC will be assessed when Class C shares are redeemed within 12 months after initial purchase; however, the CDSD shall not apply to those purchases of Class C shares where the selling broker dealer was not paid a commission at the time of purchase.
[3]	WHV Investments, Inc. ("WHV" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund" fees and expenses and brokerage commissions) do not exceed 1.25% (on an annual basis) of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2016, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.